UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6325 La Valle Plateada

P.O. Box 205

            Rancho Santa Fe, CA 92067                       92067

 (Address of principal executive offices)                         (Zip code)

Harvey Neiman

Neiman Funds

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Neiman Large Cap Value Fund

		Schedule of Investments
		June 30, 2007 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS
Auto Controls For Regulating Residential & Commercial Environments
1,000	Honeywell, Inc.		$56,280	1.81%

Canned, Frozen & Preservd Fruit, Veg & Food Specialties
2,000	HJ Heinz Co.		94,940	3.06%

Cigarettes
1,600	Reynolds American Inc.		104,320	3.36%

Construction Machinery & Equipment
2,000	Caterpillar, Inc.		156,600	5.05%

Crude Petroleum & Natural Gas
2,000	Apache Corp.		163,180
1,200	Devon Energy Corp.		93,948
1,200	EnCana Corp.		73,740
3,600	Talisman Energy Inc.		69,588
			400,456	12.90%

Drilling Oil & Gas Wells
2,000	Globalsantafe Corp.		144,500	4.66%

Electric & Other Services
1,600	Exelon Corp.		116,160	3.74%

Electric Services
2,000	American Electric Power Co. Inc.		90,080
500	Entergy Corp.		53,675
2,000	Southern Co.		68,580
			212,335	6.84%

Electronic & Other Electrical
2,400	General Electric Co.		91,872	2.96%

Food and Kindred Products
1,400	Altria Group		98,196
968	Kraft Foods Inc.		34,122
			132,318	4.26%

Insurance Agents, Brokers & Service
1,000	Hartford Financial Services Group Inc.		98,510	3.17%

Metal Mining
1,000	Freeport-McMoRan Copper & Gold Inc.		82,820
1,600	Southern Copper Corp.		150,816
			233,636	7.53%

National Commercial Banks
1,500	Citigroup, Inc.		76,935
1,600	JPMorgan Chase & Co.		77,520
			154,455	4.98%

Petroleum Refining
2,000	ConocoPhillips		157,000
1,500	Exxon Mobil		125,820
			282,820	9.11%

Pharmaceutical Preparations
1,200	Wyeth		68,808	2.22%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	duPont (E.I) deNemours & Co.		81,344	2.62%

Retail - Department Stores
2,000	Macy's Inc.		79,560	2.56%

Retail - Eating Places
2,000	McDonald's Corp		101,520	3.28%

Retail - Lumber & Other Building
2,000	Home Depot, Inc.		78,700	2.55%

Total for Common Stocks (Cost $2,441,291)			2,689,134	86.66%

Cash Equivalents
448,639	Aim Liquid Assets Rate 5.23% **		448,639	14.46%
	(Identified Cost $448,639)

	Total Investments		3,137,773	101.12%
	(Identified Cost $2,889,930)

	Liabilities in Excess of Other Assets		(34,628)	-1.12%

	Net Assets		$3,103,145	100.00%

CALL OPTIONS WRITTEN
		Shares Subject
Underlying Security		to Call	Fair Value
Expiration Date/Exercise Price

Apache Corp.
July 2007 Calls @ 75.00		500	$ 3,750
July 2007 Calls @ 80.00		500	1,500
October 2007 Calls @ 75.00		1,000	9,800
			15,050

Conocophillips
August 2007 Calls @ 75.00		2,000	10,000

Caterpillar, Inc.
November 2007 Calls @ 85.00		2,000	4,800

Devon Energy Corp.
July 2007 Calls @ 75.00		600	2,700
July 2007 Calls @ 80.00		600	690
			3,390

EnCana Corp.
July 2007 Calls @ 50.00		600	6,840
July 2007 Calls @ 55.00		600	4,050
			10,890

Exelon Corp.
July 2007 Calls @ 65.00		800	6,480

Exxon Mobil Corp.
October 2007 Calls @ 85.00		1,500	3,900

Freeport McMoran Copper & Gold
August 2007 Call @ 65.00		500	8,850
August 2007 Call @ 75.00		500	6,550
			15,400

Globalsantafe Corp.
July 2007 Calls @ 60.00		500	6,250
July 2007 Calls @ 65.00		500	3,850
October 2007 Calls @ 75.00		1,000	4,000
			14,100

Hartford Financial Services Gr
September 2007 Calls @ 100.00		1,000	3,400

Heinz HJ Co.
September 2007 Calls @ 50.00		2,000	1,700

Home Depot Inc.
November 2007 Calls @ 4200		2,000	4,200

McDonald's Corp.
January 2008 Calls @ 50.00		2,000	7,600

Reynolds American Inc.
November 2007 @ 65.00		1,000	3,500

Southern Co.
December 2007 Calls @ 100.00		1,600	8,160

Talisman Energy Inc.
July 2007 Calls @ 17.50		3,600	7,380

Wyeth
July 2007 Calls @ 55.00		1,200	3,240

Total (Premiums Received $59,359)			$123,190

NOTES TO FINANCIAL STATEMENTS

NEIMAN LARGE CAP VALUE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at June 30, 2007 was $2,889,930, and premiums received from options written was $59,359.

At June 30, 2007, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

        $273,150

       ($89,138)                                   $184,012

Neiman Fusion Fund

		Schedule of Investments
		June 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Bituminous Coal & Lignite Surface Mining		$332,770	1.95%
10,700	Penn Virginia Resource Partners LP

Commercial Banks, NEC
7,500	Lloyds TSB Group plc **	335,400	1.97%

Deep Sea Foreign Transportation of Freight
10,800	Seaspan Corp.	347,544	2.04%

Finance Lessors
13,800	CapitalSource Inc.	339,342	1.99%

Food & Kindred Products
16,000	B&G Foods Inc.*	323,360	1.90%

Pipe Lines (No Natural Gas)
6,300	Enbridge Energy Partners LP	349,965	2.06%

Real Estate Investment Trusts
12,600	Glimcher Realty Trust	315,000
11,600	RAIT Financial Trust	301,832
		616,832	3.62%

Retail-Eating Places
20,000	Centerplate Inc.*	352,000	2.07%

Services-Personal Services
17,700	COINMACH Service Corp.*	351,699
12,561	Stonemor Partners LP	310,382
		662,081	3.89%

Telephone Communications (No Radiotelephone)
15,600	Consolidated Communications Holdings Inc.	352,560
18,500	Fairpoint Communications, Inc.	328,375
		680,935	4.00%

Water Transportation
9,500	Teekay LNG Partners LP.	342,760	2.01%

Total for Common Stock (Cost $5,470,292)		4,682,989	27.50%

EXCHANGE TRADED FUNDS

9,218	iShares Dow Jones US Oil Equipment Index	$687,571
16,625	iShares MSCI Austria Index	665,332
11,259	iShares MSCI South Korea Index	678,917
11,800	iShares Oil Equipment & Services	677,792
3,165	iShares S&P Latin America 40 Index	674,778
19,447	iShares MSCI Sweden Index	699,509
10,800	SPDR S&P Metals & Mining	675,324
6,730	Vanguard Consumer Discretionary ETF	427,153
4,117	Vanguard Energy ETF	416,352
6,495	Vanguard Financials ETF	414,706
5,759	Vanguard Industrials ETF	425,187
5,085	Vanguard Materials ETF	429,225
5,521	Vanguard Mid-Cap Value ETF	337,609
5,326	Vanguard Small-Cap ETF	701,168
9,092	Vanguard Small-Cap Value ETF	680,354
5,195	Vanguard Telecommunication Services ETF	429,315
5,049	Vanguard Utilities ETF	416,542
Total for Exchange Traded Funds (Cost - $8,852,119)		$9,436,834	55.42%

Cash Equivalents
3,257,692	Aim Liquid Assets 5.23% ***	3,257,692	19.13%
	(Identified Cost - $3,257,692)

	Total Investments	17,377,515	102.05%
	(Identified Cost - $17,580,103)

	Liabilities in Excess of Other Assets	(349,794)	-2.05%

	Net Assets	$17,027,721	100.00%

* Non-Income Producing Securities
** ADR - American Depository Receipt
*** Variable Rate Security; The Yield Rate shown represents the rate at June 30, 2007
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUSION FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at June 30, 2007 was $17,580,103 At June 30, 2007, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

        $141,283

      ($343,870)                                  ($202,587)

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By : /s/ Harvey Neiman

      Harvey Neiman

      President

Date:      8/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Harvey Neiman

      Harvey Neiman

      President

Date:      8/29/07

By : /s/ Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:      8/28/07